Commitments	12 Months Ended
Mar. 31, 2024
Commitments
Commitments
24.
Commitments
(a)
Capital commitments

The Company’s capital commitments primarily relate to capital expenditures contracted for purchase of property and equipment, including the construction of corporate campuses. Total capital commitments contracted but not provided for amounted to RMB21,924 million and RMB18,372 million as of March 31, 2023 and 2024, respectively. The capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
No later than 1 year	16,826	11,884
Later than 1 year and no later than 5 years	5,092	6,486
More than 5 years	6	2
	21,924	18,372

(b)
Investment commitments

The Company was obligated to pay up to RMB11,570 million and RMB11,166 million for business combinations and equity investments under various arrangements as of March 31, 2023 and 2024, respectively. The commitment balance as of March 31, 2023 and 2024 primarily includes the remaining committed capital of certain investment funds.

(c)
Other commitments

The Company also has other commitments including commitments for co-location and bandwidth fees, licensed copyrights and marketing expenses. These commitments are analyzed as follows:

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
No later than 1 year	37,210	40,243
Later than 1 year and no later than 5 years	21,288	21,471
More than 5 years	3,559	4,366
	62,057	66,080

24.
Commitments (Continued)
(c)
Other commitments (Continued)

As a marketing initiative, the Company entered into a framework agreement with the International Olympic Committee (the “IOC”) and the United States Olympic Committee in January 2017 for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official “E-Commerce Services” Partner and “Cloud Services” Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company committed to provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028.